Other Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Administrative expense [Abstract]
Table of Other Administrative Expenses

	2021	2020	2019
Taxes	6,857,288	6,777,685	6,692,245
Maintenance costs	3,566,839	3,360,058	3,071,164
Armored transportation services	4,115,986	3,328,370	5,204,120
Rent	4,089,859	2,831,862	2,014,989
Administrative expenses	3,198,627	2,448,388	2,604,533
Advertising	1,577,491	1,085,018	1,300,134
Electricity and communications	1,423,828	1,546,008	1,459,487
Other fees	1,381,023	1,458,779	1,425,538
Security services	1,066,955	1,159,401	994,656
Insurance	381,068	335,092	294,049
Travel expenses	162,711	179,304	342,184
Stationery and supplies	64,389	103,844	148,540
Other administrative expenses	4,480,680	3,701,985	3,172,046

TOTAL	32,366,744	28,315,794	28,723,685